Offerings - Offering: 1	Feb. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.250% Senior Notes due 2033
Amount Registered | shares	627,903,000
Proposed Maximum Offering Price per Unit	98.968
Maximum Aggregate Offering Price	$ 621,423,041
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,139.87
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form
S-3ASR
(File
No. 333-284906)
(the “Current Registration Statement”), which became automatically effective on February 13, 2025.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants deferred payment of the entire registration fee associated with the Current Registration Statement, except for $2,137,382.49 of unused filing fees (the “Unused Filing Fees”) previously paid with respect to unsold securities having an aggregate initial offering price of $23,406,000,000 in connection with the filing of Post-Effective Amendment No. 1 to the Registration Statement on Form
S-3
(Registration
No. 333-250081)
(the “2022 Registration Statement”), which was filed on 02/16/2022 and registration statement on Form
S-3
filed on November 1, 2023 and declared effective on November 15, 2023 (File
No. 333-275255)
(the “2023 Registration Statement,” and together with the 2022 Registration Statement, the “Prior Registration Statements”).
In accordance with Rule 415(a)(6) under the Securities Act, offerings under the Prior Registration Statements were terminated upon filing of subsequent registration statements and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to the Current Registration Statement and its related prospectus supplements on a pay-as-you-go
basis. On February 21, 2025, the Registrants filed prospectus supplement and offset filing fees then due by $152,889.490. As a result, a filing fee offset of $1,984,493.00 remains available to offset the current filing fee. The Registrants are offsetting the filing fee due under this prospectus supplement by $95,139.870, with $$1,889,353.13 remaining to be applied to future filings from this fee offset source.